Note 8 - Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Revenue from gold [text block]
	Blanket			Bilboes	Total
	2023	2022	2021	*2023	2023	2022	2021

Revenue	140,615	142,082	121,329	5,699	146,314	142,082	121,329
Revenue - silver sales	114	116	122	4	118	116	122
Revenue - gold sales	140,501	141,966	121,207	5,695	146,196	141,966	121,207

Total ounces gold sold	73,482	80,094	68,617	3,050	76,532	80,094	68,617
Net work in progress (oz)	1,934	681	(1,141)	–	1,934	681	(1,141)
Gold produced (oz)	75,416	80,775	67,476	3,050	78,466	80,775	67,476
Tonnes milled	770,440	752,033	665,628	154,040	924,480	752,033	665,628
Grade (g/t)	3.25	3.56	3.36	1.15
Recovery (%)	93.8	93.8	93.9	54.0

Realised gold price ($/oz)	1,912	1,772	1,766	1,867	1,910	1,772	1,766